Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Interest [Abstract]
Interest

9. Interest

Interest is capitalized to inventories while the related communities are being actively developed and until homes are completed. The capitalized interest is subsequently included in cost of sales at the time the home is closed. As our qualifying assets exceeded our outstanding debt during the three and nine months ended September 30, 2014 and 2013, we capitalized all interest costs incurred during these periods, other than interest incurred on capital leases associated with golf course equipment.

Our interest costs are as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Interest capitalized beginning of period	$5,850	$3,312	$2,820	$3,243
Interest capitalized during period	3,894	86	7,452	976
Less: capitalized interest in cost of sales	(755)	(530)	(1,283)	(1,351)
Interest capitalized end of period	$8,989	$2,868	$8,989	$2,868

10. Interest

Interest is capitalized to inventories while the related communities are being actively developed and until homes are completed.  As our qualifying assets exceeded our outstanding debt during the years ended December 31, 2013 and 2012, we capitalized all interest costs incurred during these periods.

Our interest costs are as follows (in thousands):

	Year Ended December 31,
	2013	2012
Interest capitalized beginning of period	$3,243	$2,991
Interest capitalized during period	1,098	1,681
Less: capitalized interest in cost of sales	(1,521)	(1,429)
Interest capitalized end of period	$2,820	$3,243